Exhibit 99.1

Servicer’s Certificate Drive 2007-2
Distribution Date	11/15/2007
Period No	3
Collection Period:	10/1/2007 - 10/31/07
I. Funds Available for Distribution

Scheduled Principal Payments Received	5,071,655.72
Partial and Full Prepayments Received	2,776,429.32
Interest Payments Received	10,598,827.17
Interest Deposit for Repurchased Receivables	360,064.29
Other Amounts Received	21,858.75
Proceeds on Defaulted Receivables Prior to Charge Off	848,210.19
Recoveries on Previously Charged Off Receivables	1,544.61
Less Netted Expenses	5,194.30
Net Swap Receipts	91,253.02
Swap Termination Account	0.00
Repurchased Receivables	1,932,433.16
Interest on Collections Account	25,810.27
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		21,722,892.20
II. Principal

Beginning Original Pool Contracts	673,011,640.54
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		673,011,640.54
Principal Portion of Scheduled Payments	5,071,655.72
Principal Portion of Prepayments (partial and full)	2,776,429.32
Principal Portion of Repurchased Receivables	1,932,433.16
Principal Balance of Charged Off Receivables	1,241,657.69
Aggregate Amount of Cram Down Loss	28,979.07
Principal Distributable Amount	11,051,154.96
Ending Principal Balance		661,960,485.58
III. Distribution

1. Indenture Trustee Fee	5,047.59
2. Trust Collateral Agent	6,729.30
3. Backup Servicer Fee	0.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	1,682,529.10
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	459,026.22
b. Class A2 Interest	599,746.67
c. Class A3 Interest	1,871,944.69
7. Note Insurer Fee	107,943.00
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	9,669,760.59
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	7,319,873.37
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		21,722,892.20

Servicer’s Certificate Drive 2007-2
Distribution Date	11/15/2007
Period No	3
Collection Period:	10/1/2007 - 10/31/2007
IV. Balance

Original Pool Total	685,714,287.66	Class A1 Pool Factor	0.79821
Beginning Pool Total	673,011,640.54	Class A2 Pool Factor	1.00000
Ending Pool Total	661,960,485.58	Class A3 Pool Factor	1.00000

Original Note Total	600,000,000.00
Beginning Note Total	588,885,183.77
Ending Note Total	579,215,423.18

Class A1 Original Balance	103,000,000.00	Class A2 Original Balance	128,000,000.00
Class A1 Beginning Balance	91,885,183.77	Class A2 Beginning Balance	128,000,000.00
Class A1 Ending Balance	82,215,423.18	Class A2 Ending Balance	128,000,000.00

Class A3 Original Balance	369,000,000.00
Class A3 Beginning Balance	369,000,000.00
Class A3 Ending Balance	369,000,000.00

Note Insurer Reimbursement	0.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	673,011,640.54	661,960,485.58
Wtd Avg Coupon	20.41%	20.41%
Wtd Avg Original Term	64.91	64.92
Wtd Avg Remaining Term	60.75	59.90
# Contracts	40,247	39,897
Account to Collector Ratio*	601	632

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	3,899	66,779,557.46	10.09%
61- 90 Days Delinquent	1,182	19,949,502.40	3.01%
91- 120 Days Delinquent	54	906,573.76	0.14%
Defaulted Receivables	1,211	19,804,965.59	2.99%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	29	543,648.32
Vehicles Repossessed in Current Period	143	2,520,678.75
Repossessed Vehicles Sold in Current Period	16	286,769.37
Repossessed Vehicles Reinstated in Current Period	7	122,158.68
Repossessed Vehicle Adjustment in Current Period	5	96,197.30
Repossessed Inventory — End of Collection Period	144	2,559,201.72

Servicer’s Certificate Drive 2007-2
Distribution Date	11/15/2007
Period No	3
Collection Period:	10/1/2007 - 10/31/2007
VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	436,257.24
Recoveries on Previously Charged-Off Receivables	1,544.61
Expenses	0.00
Net Losses in Current Period	434,712.63
Cum. Net Losses to Date	569,328.25
Cum. Net Loss to (% of Pool)	0.08
Extension Count	34.00
Extension Balance	669,530.76
Modified Cumulative Net Loss	11,332,131.71
Modified Cumulative Net Loss to (% of Pool)	1.65
IX. Reserve Fund

Beginning of Reserve Balance	16,637,994.37
Letter of Credit	60,000,000.00
Reinvestment Income	55,729.48
Deposits	7,319,873.37
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	84,013,597.22	12.69%
Reserve Fund Requirement	86,054,863.13	13.00%
Cash Reserve	24,013,597.22	3.63%
X. Pre-Funding

Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate Drive 2007-2
Distribution Date	11/15/2007
Period No	3
Collection Period:	10/1/2007 - 10/31/2007
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected Security Interest			No	Average	Current Month	Previous Month	Previous Month
5. Both			No
(i) Average Delinquency Ratio (last 3 months)	Limit:	6.42		1.22	3.15	0.51	0.01
(ii) Modified Cumulative Net Loss	Limit:	4.29			1.65
6. Cumulative Net Loss Ratio	Limit:	4.29	No		0.08
7. Extension Ratio	Limit:	4.00	No	0.05	0.09	0.02	0.03
8. Master Servicer’s Tangible Net Worth	Limit:	N/A	No	N/A
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Reserved			No
15. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
16. Servicer Payment Default			No

XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit: 6.42		No	1.22	3.15	0.51	0.01
2. Cumulative Net Loss	Limit: 3.19		No		0.08

XIII. Monthly Remittance Condition Satisfied			Yes

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain

Name: Mark McCastlain
Title: Vice President
Date: November 08, 2007